Financial Instruments	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 8 - Financial Instruments

Fair value

(1)          Financial instruments measured at fair value for disclosure purposes only

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade receivables, other receivables, other short-term investments, deposits, derivatives, bank overdraft, short-term loans and borrowings, trade payables and other payables are the same or proximate to their fair value.

The fair values of the other financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	June 30, 2019
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	49,808	51,619	-	-
Loans from banks and others (including current maturities)	127,750	-	130,512	-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%, fixed rate for 5 years 2.9%-3.1%, Discount rate of Euribor+ 2%, and 4.65% Linkage to Consumer price index in Israel
	177,558	51,619	130,512	-

	December 31, 2018
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	51,343	49,190	-	-
Loans from banks and others (including current maturities)	66,092	-	66,233	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%, Discount rate of Euribor + 1.85%, fixed rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel
	117,435	49,190	66,233	-

(2)          Fair value hierarchy of financial instruments measured at fair value

The table below presents an analysis of financial instruments measured at fair value on the temporal basis using valuation methodology in accordance with hierarchy fair value levels. The various levels are defined as follows:

—	Level 1: quoted prices (unadjusted) in active markets for identical instruments.
—	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
—	Level 3: inputs that are not based on observable market data (unobservable inputs).

	June 30, 2019
	Level 1	Level 2	Level 3	Total
	€ in thousands

Income receivable in connection with the Erez electricity pumped storage project	-	-	1,354	1,354
Marketable securities	-	2,204	-	2,204
Forward contracts	-	(597)	-	(597)
Swap contracts	-	(8,486)	-	(8,486)
Currency swap	-	(993)	-	(993)
Power financial hedge	-	5,326	-	5,326
Loans granted to associates	-	-	9,877	9,877

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	€ in thousands

Income receivable in connection with the Erez electricity pumped storage project	-	-	1,282	1,282
Marketable securities	-	2,132	-	2,132
Forward contracts	-	977	-	977
Swap contracts	-	632	-	632
Currency swap	-	2,117	-	2,117
Loans granted to associates	-	-	9,189	9,189

There have been no transfers from any Level to another Level during the six months ended June 30, 2019.

(3)          Details regarding fair value measurement at Levels 2 and 3

Income receivable in connection with the Erez electricity pumped storage project - The fair value of the income receivable in connection with the Erez electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Marketable securities – Market price.

Forward contracts – Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts – Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap – Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Power financial hedge – Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments and the expected electricity prices, including the adjustment required for the parties’ credit risks.

Loans granted to associates - Fair value is measured by discounting the expected future cash flows derived from Dorad's financial model, over the period of the loan and using interest rates based on CAPM model.